Document and Entity Information	Dec. 28, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 28, 2018
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Dec. 28, 2018
Document Effective Date	Dec. 28, 2018
Prospectus Date	Oct. 26, 2018
UBS DYNAMIC ALPHA FUND | CLASS A
Prospectus:
Trading Symbol	BNAAX
UBS DYNAMIC ALPHA FUND | CLASS P
Prospectus:
Trading Symbol	BNAYX
UBS Emerging Markets Equity Opportunity Fund | CLASS A
Prospectus:
Trading Symbol	UEMAX
UBS Emerging Markets Equity Opportunity Fund | CLASS P
Prospectus:
Trading Symbol	UEMPX
UBS GLOBAL ALLOCATION FUND | CLASS A
Prospectus:
Trading Symbol	BNGLX
UBS GLOBAL ALLOCATION FUND | CLASS P
Prospectus:
Trading Symbol	BPGLX
UBS International Sustainable Equity Fund | CLASS A
Prospectus:
Trading Symbol	BNIEX
UBS International Sustainable Equity Fund | CLASS P
Prospectus:
Trading Symbol	BNUEX
UBS U.S. Sustainable Equity Fund | Class A
Prospectus:
Trading Symbol	BNEQX
UBS U.S. Sustainable Equity Fund | CLASS P
Prospectus:
Trading Symbol	BPEQX
UBS U.S. SMALL CAP GROWTH FUND | CLASS A
Prospectus:
Trading Symbol	BNSCX
UBS U.S. SMALL CAP GROWTH FUND | CLASS P
Prospectus:
Trading Symbol	BISCX
UBS Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	UMBAX
UBS Municipal Bond Fund | Class P
Prospectus:
Trading Symbol	UMBPX
UBS Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	UTBAX
UBS Total Return Bond Fund | Class P
Prospectus:
Trading Symbol	UTBPX